Financial assets, liabilities and financial results (telecom activities) - Cash flows disclosed in financing activities - Financial liabilities (Details) - Operating segments [member] - Telecom activities, operating segment [member] - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash flows	€ 936	€ 153	€ (1,793)
Financial liabilities, class [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of period	35,348	35,260	37,076
Cash flows	1,038	(663)	(1,311)
Changes in the scope of consolidation	10	(41)
Foreign exchange movement	18	644	(663)
Other	222	148	157
Balance at end of period	36,638	35,348	35,260
TDIRA [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of period	636	636	822
Cash flows			(185)
Other	2		(1)
Balance at end of period	638	636	636
Bonds, financial liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of period	29,010	29,848	30,893
Cash flows	813	(1,385)	(389)
Foreign exchange movement	88	599	(624)
Other	32	(52)	(31)
Balance at end of period	29,943	29,010	29,848
Bank loans and from development organizations and multilateral lending institutions [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of period	3,206	3,671	4,013
Cash flows	135	(496)	(322)
Changes in the scope of consolidation	6
Foreign exchange movement	(28)	27	(25)
Other	(11)	3	5
Balance at end of period	3,309	3,206	3,671
Debt relating to financed assets [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of period	245	295	125
Cash flows	(97)	(80)	(60)
Other	168	30	231
Balance at end of period	316	245	295
Cash collateral received [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of period	389	31	261
Cash flows	684	358	(230)
Balance at end of period	1,072	389	31
NEU Commercial Paper [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of period	1,457	555	158
Cash flows	(456)	903	397
Other	3	(1)
Balance at end of period	1,004	1,457	555
Bank Overdrafts [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of period	342	154	203
Cash flows	(39)	173	(37)
Foreign exchange movement	(46)	15	(12)
Other	(7)
Balance at end of period	250	342	154
Other financial liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of period	64	70	602
Cash flows	(1)	(136)	(484)
Changes in the scope of consolidation	4	(41)
Foreign exchange movement	4	3	(2)
Other	35	168	(46)
Balance at end of period	105	64	70
Derivatives [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of period	(405)	510	(138)
Cash flows	(91)	201	37
Foreign exchange movement	(213)	(457)	641
Other	(360)	(659)	(29)
Balance at end of period	(1,069)	(405)	510
Cash collateral paid [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of period		(642)	(123)
Cash flows	€ (12)	€ 615	(519)
Balance at end of period			€ (642)